General and Operating Expenses (Details) - Schedule of general and operating expenses ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
General and Operating Expenses (Details) - Schedule of general and operating expenses [Line Items]
General and operating expenses		₪ 3,276	$ 948	₪ 3,394	₪ 3,906
Terminal Equipment and Materials [Member]
General and Operating Expenses (Details) - Schedule of general and operating expenses [Line Items]
General and operating expenses		761		737	855
Interconnectivity And Domestic International Operators [Member]
General and Operating Expenses (Details) - Schedule of general and operating expenses [Line Items]
General and operating expenses		757		789	805
Maintenance of Buildings and Sites [Member]
General and Operating Expenses (Details) - Schedule of general and operating expenses [Line Items]
General and operating expenses		271		286	584
Marketing and General Expenses [Member]
General and Operating Expenses (Details) - Schedule of general and operating expenses [Line Items]
General and operating expenses		502		570	610
Services and Maintenance by Sub Contractors [Member]
General and Operating Expenses (Details) - Schedule of general and operating expenses [Line Items]
General and operating expenses		270		277	260
Vehicle Maintenance Expenses [Member]
General and Operating Expenses (Details) - Schedule of general and operating expenses [Line Items]
General and operating expenses	[1]	71		82	156
Content Services Expenses [Member]
General and Operating Expenses (Details) - Schedule of general and operating expenses [Line Items]
General and operating expenses		₪ 644		₪ 653	₪ 636

[1]	Operating and general expenses are presented net of expenses of NIS 43 recognized in 2019 for investments in fixed assets and intangible assets (in 2018, NIS 46 and in 2017, NIS 65).